Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,851,953.70

Principal:
Principal Collections	$25,628,994.23
Prepayments in Full	$12,645,865.45
Liquidation Proceeds	$414,875.85
Recoveries	$25,143.57
Sub Total	$38,714,879.10
Collections	$41,566,832.80

Purchase Amounts:
Purchase Amounts Related to Principal	$193,545.96
Purchase Amounts Related to Interest	$922.84
Sub Total	$194,468.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,761,301.60

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,761,301.60
Servicing Fee	$845,656.14	$845,656.14	$0.00	$0.00	$40,915,645.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,915,645.46
Interest - Class A-2 Notes	$115,814.30	$115,814.30	$0.00	$0.00	$40,799,831.16
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$40,354,277.83
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$40,217,114.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,217,114.83
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$40,139,381.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,139,381.91
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$40,082,555.91
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,082,555.91
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$40,010,207.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,010,207.99
Regular Principal Payment	$36,166,026.59	$36,166,026.59	$0.00	$0.00	$3,844,181.40
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,844,181.40
Residual Released to Depositor	$0.00	$3,844,181.40	$0.00	$0.00	$0.00
Total		$41,761,301.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$36,166,026.59
Total					$36,166,026.59
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$36,166,026.59	$71.19	$115,814.30	$0.23	$36,281,840.89	$71.42
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$36,166,026.59	$22.46	$905,437.47	$0.56	$37,071,464.06	$23.02

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$227,831,400.20	0.4484870	$191,665,373.61	0.3772940
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$948,231,400.20	0.5890002	$912,065,373.61	0.5665354

Pool Information
Weighted Average APR	3.452%	3.439%
Weighted Average Remaining Term	45.06	44.27
Number of Receivables Outstanding	55,515	54,314
Pool Balance	$1,014,787,365.36	$975,476,469.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$955,085,383.64	$918,329,693.62
Pool Factor	0.6063625	0.5828732

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$14,632,147.05
Yield Supplement Overcollateralization Amount	$57,146,776.14
Targeted Overcollateralization Amount	$63,411,096.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,411,096.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		131	$427,614.11
(Recoveries)		45	$25,143.57
Net Loss for Current Collection Period			$402,470.54
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4759%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3844%
Second Prior Collection Period			0.3427%
Prior Collection Period			0.6096%
Current Collection Period			0.4853%
Four Month Average (Current and Prior Three Collection Periods)			0.4555%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,131	$3,740,094.93
(Cumulative Recoveries)			$219,916.17
Cumulative Net Loss for All Collection Periods			$3,520,178.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2103%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,755.09
Average Net Loss for Receivables that have experienced a Realized Loss			$1,651.89

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.23%	557	$12,019,577.00
61-90 Days Delinquent	0.21%	84	$2,022,873.97
91-120 Days Delinquent	0.03%	12	$291,349.40
Over 120 Days Delinquent	0.04%	18	$399,858.49
Total Delinquent Receivables	1.51%	671	$14,733,658.86

Repossession Inventory:
Repossessed in the Current Collection Period		23	$626,369.51
Total Repossessed Inventory		40	$978,660.17

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1497%
Prior Collection Period			0.1693%
Current Collection Period			0.2099%
Three Month Average			0.1763%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer